UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  December 31, 1999

Check  here  if  Amendment  [ ];  Amendment     Number:
                                                       -------
This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                entries.
Institutional  Investment  Manager  Filing      this  Report:

Name:      Daniel  S.  Kampel  Associates,  Inc.
           ------------------------------------------
Address:   600 Third Avenue, New York, New York 10016
           ------------------------------------------

Form  13F  File  Number:  28-01764
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /S/ Margaret A. Dolan
        -------------------------
Title:  Vice  President
        -------------------------
Phone:  212-661-1397
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/S/ Margaret A. Dolan    New  York,  New  York                    12/31/1999
---------------------    ---------------------                    ----------
     [Signature]             [City,  State]                         [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List  of  Other  managers  Reporting  for  this  Manager:
[If  there  are  no  entries  in  this  list,  omit  this  section.]

Form  13F  File  Number     Name

28-01764                         Margaret  A.  Dolan
--------                         --------------------

                              Form 13F SUMMARY PAGE

Report  Summary:

Number of Other Included Managers:                    0
                                              -------------

Form  13F  Information  Table  Entry  Total:         35
                                              -------------

Form  13F  Information  Table  Value  Total:  $ 250,339,392
                                              -------------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

PAGE:    1 OF:   2      FORM 13F      NAME OF REPORTING MANAGER: DANIEL S. KAMPEL ASSOCIATES INC.         #028-01764  DATE:12/31/99

--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
                    |               |           |              |            |                      |       |
      ITEM 1:       |   ITEM 2:     | ITEM 3:   |    ITEM 4:   |   ITEM 5:  |        ITEM 6:       |ITEM 7:|        ITEM 8:
   NAME OF ISSUER   |TITLE OF CLASS | CUSIP     |  FAIR MARKET | SHARES OR  |INVESTMENT  DISCRETION|MANAGER| VOTING  AUTHORITY
                    |               | NUMBER    |     VALUE    | PRINC. AMT.|  SOLE  SHARED  OTHER |       |SOLE    SHARED    NONE
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
ASSOCIATES FIRST CAP| COMMON STOCK  |046008108  |     2,978,670|     108,562|   X                  |       | 108562
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
AMERICAN INT'L      | COMMON STOCK  |026874107  |     9,986,533|      92,361|   X                  |       |  92361
GROUP               |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
AMERICA ONLINE      | COMMON STOCK  |02364J10   |     7,875,825|     103,800|   X                  |       | 103800
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
AVERY DENNISON CORP | COMMON STOCK  |05361110   |     5,969,920|      81,920|   X                  |       |  81920
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
BANK OF NEW YORK INC| COMMON STOCK  |064057102  |     7,204,000|     180,100|   X                  |       | 180100
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
CATERPILLAR INC     | COMMON STOCK  |149123101  |     1,882,500|      40,000|   X                  |       |  40000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
CARNIVAL CORP.      | COMMON STOCK  |143658102  |     6,727,219|     140,700|   X                  |       | 140700
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
CLEAR CHANNEL COMMUN| COMMON STOCK  |184502102  |     5,407,390|      60,587|   X                  |       |  60587
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
CHEVRON             | COMMON STOCK  |166751107  |     4,536,551|      52,370|   X                  |       |  52370
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
CHASE MANHATTAN     | COMMON STOCK  |16161A10   |     5,189,525|      66,800|   X                  |       |  66800
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
CISCO SYSTEM, INC.  | COMMON STOCK  |17275R102  |    15,554,550|     145,200|   X                  |       | 145200
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
CVS CORPORATION DEL.| COMMON STOCK  |12665010   |     5,379,138|     134,900|   X                  |       | 134900
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
WALT DISNEY CO      | COMMON STOCK  |254687106  |     4,399,200|     150,400|   X                  |       | 150400
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
FORD MOTOR CORP.    | COMMON STOCK  |345370100  |     6,226,900|     116,800|   X                  |       | 116800
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
FEDERATED DEPARTMENT| COMMON STOCK  |31410H10   |     4,869,169|      96,300|   X                  |       |  96300
STORES              |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
FANNIE MAE          | COMMON STOCK  |313586109  |     6,356,138|     101,800|   X                  |       | 101800
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
FEDERAL HOME LOAN   | COMMON STOCK  |313400301  |     6,619,811|     140,660|   X                  |       | 140660
MORTGAGE            |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
GENERAL ELECTRIC CO.| COMMON STOCK  |369604103  |    13,645,855|      88,180|   X                  |       |  88180
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
HOME DEPOT INC      | COMMON STOCK  |437076102  |    14,517,388|     211,162|   X                  |       | 211162
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
HEWLETT PACKARD CORP| COMMON STOCK  |428236103  |     4,220,125|      37,100|   X                  |       |  37100
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
COLUMN TOTALS:      |               |           |   139,546,405|            |                      |       |

PAGE:    2 OF:   2      FORM 13F      NAME OF REPORTING MANAGER: DANIEL S. KAMPEL ASSOCIATES INC.         #028-01764  DATE:12/31/99

--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
                    |               |           |              |            |                      |       |
      ITEM 1:       |   ITEM 2:     | ITEM 3:   |    ITEM 4:   |   ITEM 5:  |        ITEM 6:       |ITEM 7:|        ITEM 8:
   NAME OF ISSUER   |TITLE OF CLASS | CUSIP     |  FAIR MARKET | SHARES OR  |INVESTMENT  DISCRETION|MANAGER| VOTING  AUTHORITY
                    |               | NUMBER    |     VALUE    | PRINC. AMT.|  SOLE  SHARED  OTHER |       |SOLE    SHARED    NONE
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
INTEL CORP          | COMMON STOCK  |458140100  |     5,144,531|      62,500|   X                  |       |  62500
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
ILLINOIS TOOL WORKS | COMMON STOCK  |45230810   |     4,080,775|      60,400|   X                  |       |  60400
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
JOHNSON & JOHNSON   | COMMON STOCK  |478160104  |     8,495,075|      91,100|   X                  |       |  91100
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
JEFFERSON PILOT CORP| COMMON STOCK  |475070108  |     5,313,263|      77,850|   X                  |       |  77850
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
LUCENT TECHNOLOGIES | COMMON STOCK  |549463107  |    12,871,350|     171,618|   X                  |       | 171618
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
MEDTRONIC INC       | COMMON STOCK  |585055106  |     6,846,242|     187,890|   X                  |       | 187890
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
MEAD CORPORATION    | COMMON STOCK  |58283410   |     4,669,531|     107,500|   X                  |       | 107500
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
MICROSOFT CORP.     | COMMON STOCK  |594918104  |    12,060,275|     103,300|   X                  |       | 103300
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
PFIZER INC          | COMMON STOCK  |717081103  |     7,368,178|     227,150|   X                  |       | 227150
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
PROCTER & GAMBLE CO.| COMMON STOCK  |742718109  |    10,180,548|      92,920|   X                  |       |  92920
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
SEDCO FOREX         | COMMON STOCK  |G9007810   |       456,600|      13,554|   X                  |       |  13554
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
SCHLUMBERGER LTD.   | COMMON STOCK  |806857108  |     3,930,434|      70,030|   X                  |       |  70030
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
SUN MICROSYSTEMS    | COMMON STOCK  |866810104  |    11,987,325|     154,800|   X                  |       | 154800
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
MCI WORLDCOM INC.   | COMMON STOCK  |55268B106  |     9,272,672|     174,750|   X                  |       | 174750
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
EXXON MOBIL CORP    | COMMON STOCK  |30231G102  |     8,116,189|     100,744|   X                  |       | 100744
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
COLUMN TOTALS:      |               |           |   110,792,987|            |                      |       |
GRAND TOTAL:        |               |           |   250,339,392|            |                      |       |